UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1 - Schedule of Investments.

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-93.1%

Alabama-0.7%
	Demopolis Industrial Development Board Revenue, Delaware Mesa Farms, VRDN (LOC: Wells Fargo Bank N.A.)
$3,600,000	0.520%, 10/01/2019 (Putable on 02/07/2011) (a)	$3,600,000

Alaska-0.1%
	Industrial Development & Export Authority-Lot 12, VRDN (LOC: Bank of America N.A.)
440,000	0.790%, 07/01/2012 (Putable on 02/07/2011) (a)	440,000

Arizona-1.0%
	Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, Arizona Electric Power COOP, Inc., VRDN (SPA: National Rural Utilities Finance)
5,000,000	1.240%, 09/01/2024 (Putable on 02/01/2011) (a)	5,000,899

California-11.5%
	Health Facilities Financing Authority, Industrial-Hospital-Adventist-Series B, VRDN (LOC: Bank of America N.A.)
6,200,000	0.300%, 09/01/2028 (Putable on 02/01/2011) (a)	6,200,000
	M-S-R Public Power Agency San Juan Project, Sub Lien-Series M, VRDN (LOC: DEXIA Credit Local)
1,500,000	0.300%, 07/01/2022 (Putable on 02/01/2011) (a)	1,500,000
	Municipal Finance Authority, Recovery Zone-Series B, VRDN (SPA: Chevron Corp.)
16,800,000	0.210%, 11/01/2035 (Putable on 02/01/2011) (a)	16,800,000
	Pollution Control Financing Authority, Solid Waste Disposal, George & Jennifer Deboer, VRDN (LOC: Wells Fargo Bank N.A.)
2,500,000	0.640%, 05/01/2029 (Putable on 02/07/2011) (a)	2,500,000
	Pollution Control Financing Authority, Solid Waste Disposal, Heritage Dairy, VRDN (LOC: Wells Fargo Bank N.A.)
1,500,000	0.640%, 10/01/2027 (Putable on 02/07/2011) (a)	1,500,000
	San Francisco City & County Redevelopment Agency, South Harbor, VRDN (LOC: DEXIA Credit Local)
1,300,000	0.590%, 12/01/2016 (Putable on 02/07/2011) (a)	1,300,000
	State of California-Series DCL-049, VRDN (CS: Assured Guaranty; LIQ, LOC: DEXIA Credit Local)
24,420,000	0.420%, 08/01/2032 (Putable on 02/07/2011) (a)	24,420,000
	Statewide Communities Development Authority, Delaware Mesa Farms-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
4,000,000	0.540%, 05/01/2019 (Putable on 02/07/2011) (a)	4,000,000
	Statewide Communities Development Authority, Metropolitan Area Advisory, VRDN (LOC: Bank of America N.A.)
450,000	0.610%, 04/01/2032 (Putable on 02/07/2011) (a)	450,000

		58,670,000

Colorado-7.0%
	Health Facilities Authority Revenue, North Colorado Medical Center-Series A, VRDN (LOC: Compass Bank)
24,300,000	0.470%, 05/15/2030 (Putable on 02/01/2011) (a)	24,300,000
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC, VRDN (LOC: Wells Fargo Bank N.A.)
1,530,000	0.640%, 02/01/2029 (Putable on 02/07/2011) (a)	1,530,000
	Housing & Finance Authority Economic Development Revenue, Cytoskeleton, Inc., VRDN (LOC: Compass Bank)
2,110,000	1.500%, 11/01/2031 (Putable on 02/07/2011) (a)	2,110,000

	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,940,000	0.440%, 12/01/2027 (Putable on 02/07/2011) (a)	2,940,000
	Housing & Finance Authority Economic Development Revenue, Super Vacuum Manufacturing Co., VRDN (LOC: Wells Fargo Bank N.A.)
1,755,000	0.640%, 10/01/2022 (Putable on 02/07/2011) (a)	1,755,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,250,000	0.490%, 09/01/2035 (Putable on 02/07/2011) (a)	1,250,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,627,000	0.490%, 12/01/2025 (Putable on 02/07/2011) (a)	1,627,000

		35,512,000

District of Columbia-0.9%
	District of Columbia University Revenue, Georgetown University-Series B, VRDN (LOC: TD Bank N.A.)
4,500,000	0.250%, 04/01/2024 (Putable on 02/07/2011) (a)	4,500,000

Florida-5.5%
	Citizens Property Insurance Corp., Senior Secured High Risk Notes-Series A-2 (LOC: Citizens Property Insurance Corp.)
6,000,000	2.000%, 04/21/2011	6,009,231
	Hillsborough County Aviation Authority, Putters-Series 3021, VRDN (LOC: Assured Guaranty; LIQ: JPMorgan Chase Bank)
7,995,000	0.440%, 04/01/2016 (Putable on 02/07/2011) (a)	7,995,000
	Lee County Industrial Development Health Care Facilities Authority Revenue, Shady Rest Care Pavilion, VRDN (LOC: Fifth Third Bank)
4,000,000	0.610%, 06/01/2025 (Putable on 02/07/2011) (a)	4,000,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Bank of America N.A.)
3,600,000	0.510%, 10/01/2035 (Putable on 02/07/2011) (a)	3,600,000
	Marion County Industrial Development Authority, Universal Forest Products, VRDN (LOC: JPMorgan Chase Bank)
1,850,000	0.510%, 11/01/2021 (Putable on 02/07/2011) (a)	1,850,000
	Polk County Industrial Development Authority, Elite Building Products, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
1,740,000	0.510%, 10/01/2027 (Putable on 02/07/2011) (a)	1,740,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
2,800,000	1.400%, 11/01/2024 (Putable on 02/07/2011) (a)	2,800,000

		27,994,231

Georgia-1.2%
	Atlanta Urban Residential Finance Authority Revenue, New Community East Lake, VRDN (LOC: Bank of America N.A.)
1,950,000	0.520%, 11/01/2028 (Putable on 02/07/2011) (a)	1,950,000
	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
4,000,000	0.530%, 06/01/2027 (Putable on 02/07/2011) (a)	4,000,000

		5,950,000

Illinois-7.5%
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
700,000	0.700%, 10/01/2018 (Putable on 02/07/2011) (a)	700,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,250,000	0.700%, 01/01/2021 (Putable on 02/07/2011) (a)	1,250,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,315,000	0.700%, 06/01/2020 (Putable on 02/07/2011) (a)	1,315,000
	Finance Authority Industrial Development Revenue, Amtex Steel, Inc., VRDN (LOC: Bank of America N.A.)
3,285,000	0.560%, 10/01/2019 (Putable on 02/07/2011) (a)	3,285,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
455,000	0.700%, 10/01/2017 (Putable on 02/07/2011) (a)	455,000
	Finance Authority Industrial Development Revenue, E Kinast Distributors, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
2,125,000	0.630%, 10/01/2025 (Putable on 02/07/2011) (a)	2,125,000
	Finance Authority Industrial Development Revenue, Fine Points LLC, VRDN (LOC: JPMorgan Chase Bank)
440,000	0.700%, 01/01/2018 (Putable on 02/07/2011) (a)	440,000
	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc., VRDN (LOC: Bank of Montreal)
4,300,000	0.470%, 07/01/2028 (Putable on 02/07/2011) (a)	4,300,000
	Finance Authority Industrial Development Revenue, Haskris Co., VRDN (LOC: JPMorgan Chase Bank)
1,040,000	0.700%, 08/01/2021 (Putable on 02/07/2011) (a)	1,040,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: Bank One N.A.)
2,100,000	0.700%, 07/15/2023 (Putable on 02/07/2011) (a)	2,100,000
	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc., VRDN (LOC: Bank of Montreal)
3,000,000	0.470%, 12/01/2037 (Putable on 02/07/2011) (a)	3,000,000
	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Allied Irish Bank PLC)
9,000,000	0.480%, 11/01/2033 (Putable on 02/07/2011) (a)	9,000,000
	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
860,000	0.700%, 12/01/2018 (Putable on 02/07/2011) (a)	860,000
	Finance Authority Industrial Development Revenue, Transparent Container Co., VRDN (LOC: Bank One N.A.)
1,490,000	0.700%, 08/01/2024 (Putable on 02/07/2011) (a)	1,490,000
	Phoenix Realty Special Account-U LP Multifamily Housing Revenue, Brightons Mark, VRDN (LOC: Northern Trust Co.)
4,000,000	0.440%, 04/01/2020 (Putable on 02/07/2011) (a)	4,000,000
	Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Hone Run Inn Frozen Foods, VRDN (LOC: JPMorgan Chase Bank)
2,720,000	0.700%, 10/01/2025 (Putable on 02/07/2011) (a)	2,720,000

		38,080,000

Indiana-5.3%
	Elkhart County Economic Development Revenue, Hubbard Hill Estates, Inc., VRDN (LOC: Fifth Third Bank)
2,480,000	0.610%, 11/01/2021 (Putable on 02/07/2011) (a)	2,480,000
	Finance Authority Industrial Revenue, IB & B LLC-Series A, VRDN (LOC: Bank of Montreal)
1,700,000	0.430%, 04/01/2036 (Putable on 02/07/2011) (a)	1,700,000
	Health Facilities Finance Authority Revenue, Sothern Indiana Rehab Hospital, VRDN (LOC: JPMorgan Chase Bank.)
1,200,000	0.500%, 04/01/2020 (Putable on 02/07/2011) (a)	1,200,000
	Hobart Economic Development Revenue, Albanese Confectionary-Series A, VRDN (LOC: Bank of Montreal)
3,385,000	0.470%, 07/01/2031 (Putable on 02/07/2011) (a)	3,385,000
	Jeffersonville Economic Development Revenue, Eagle Steel Products, Inc., VRDN (LOC: Fifth Third Bank)
3,285,000	0.610%, 12/01/2027 (Putable on 02/07/2011) (a)	3,285,000

	Saint Joseph County Educational Facilities, Holly Cross College, VRDN (LOC: Fifth Third Bank)
5,750,000	0.610%, 09/01/2025 (Putable on 02/07/2011) (a)	5,750,000
	Valparaiso Economic Development Revenue, Task Force Tips, Inc., VRDN (LOC: Bank of Montreal)
9,060,000	0.430%, 05/01/2033 (Putable on 02/07/2011) (a)	9,060,000

		26,860,000

Kansas-0.2%
	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN (LOC: U.S. Bank N.A.)
1,110,000	0.470%, 04/01/2036 (Putable on 02/07/2011) (a)	1,110,000

Kentucky-0.6%
	Bardstown Industrial Development Revenue, JAV Investment LLC, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.900%, 06/01/2031 (Putable on 02/07/2011) (a)	1,000,000
	Hancock County Industrial Development Revenue, Precision Roll Grinders, VRDN (LOC: JPMorgan Chase Bank)
320,000	0.900%, 06/01/2012 (Putable on 02/07/2011) (a)	320,000
	Oldham County Industrial Building Revenue, Parts Unlimited, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,510,000	0.430%, 11/01/2020 (Putable on 02/07/2011) (a)	1,510,000

		2,830,000

Louisiana-0.3%
	Local Government Environmental Facilities & Communities Development Authority, Hollybrook Cottonseed Processing LLC, VRDN (LOC: Wells Fargo Bank N.A.)
810,000	0.640%, 11/01/2026 (Putable on 02/07/2011) (a)	810,000
	Parish of Ascension Revenue, BASF Corp., VRDN (CS: BASF Corp.)
700,000	0.440%, 12/01/2028 (Putable on 02/01/2011) (a)	700,000

		1,510,000

Massachusetts-0.3%
	State Development Finance Agency, Melmark, VRDN (LOC: TD Bank N.A.)
1,400,000	0.280%, 07/01/2026 (Putable on 02/07/2011) (a)	1,400,000

Michigan-4.7%
	Macomb County Economic Development Corp., Aim Plastics, Inc., VRDN (LOC: Comerica Bank)
1,000,000	0.440%, 06/01/2037 (Putable on 02/07/2011) (a)	1,000,000
	Sterling Heights Economic Development Corp., Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
300,000	0.700%, 02/01/2016 (Putable on 02/07/2011) (a)	300,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
1,335,000	0.690%, 05/01/2018 (Putable on 02/07/2011) (a)	1,335,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.690%, 03/01/2027 (Putable on 02/07/2011) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
7,600,000	0.600%, 11/01/2023 (Putable on 02/07/2011) (a)	7,600,000
	Strategic Fund Limited Obligation Revenue, Greenpath, Inc., VRDN (LOC: Fifth Third Bank)
2,865,000	0.610%, 12/01/2017 (Putable on 02/07/2011) (a)	2,865,000
	Strategic Fund Limited Obligation Revenue, Russell Investment Co., VRDN (LOC: Fifth Third Bank)
1,730,000	0.610%, 05/01/2027 (Putable on 02/07/2011) (a)	1,730,000

	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center, VRDN (LOC: Fifth Third Bank)
7,945,000	0.610%, 03/01/2037 (Putable on 02/07/2011) (a)	7,945,000

		24,175,000

Minnesota-0.3%
	Blooming Prairie Industrial Development Revenue, Metal Services, VRDN (LOC: U.S. Bank N.A.)
1,445,000	0.520%, 12/01/2026 (Putable on 02/07/2011) (a)	1,445,000

Mississippi-1.8%
	Business Finance Corp., Chevron USA, Inc.-Series G, VRDN (CS: Chevron Corp.)
7,200,000	0.230%, 11/01/2035 (Putable on 02/01/2011) (a)	7,200,000
	Business Finance Corp., Epco Carbondioxide Products, VRDN (LOC: Comerica Bank)
1,750,000	0.390%, 03/01/2017 (Putable on 02/07/2011) (a)	1,750,000

		8,950,000

Missouri-0.9%
	State Environmental Improvement & Energy Resources Authority Revenue, Utilicorp United, Inc., VRDN (LOC: Bank of America N.A.)
4,800,000	0.650%, 05/01/2028 (Putable on 02/07/2011) (a)	4,800,000

New Hampshire-0.6%
	Business Finance Authority, Taylor Home-Series A, VRDN (LOC: TD Bank N.A.).)
3,300,000	0.260%, 05/01/2035 (Putable on 02/07/2011) (a)	3,300,000

New Jersey-3.5%
	Health Care Facilities Financing Authority, Recovery Management System, Inc., VRDN (LOC: TD Bank N.A.)
11,400,000	0.280%, 03/01/2030 (Putable on 02/07/2011) (a)	11,400,000
	Health Care Facilities Financing Authority, Underwood Memorial Hospital, VRDN (LOC: TD Bank N.A.)
2,580,000	0.260%, 07/01/2033 (Putable on 02/07/2011) (a)	2,580,000
	Health Care Facilities Financing Authority-Series A-3, VRDN (LOC: Wells Fargo Bank N.A.)
4,100,000	0.290%, 07/01/2035 (Putable on 02/07/2011) (a)	4,100,000

		18,080,000

New Mexico-0.7%
	Albuquerque Industrial Development Revenue, Krasten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
935,000	0.410%, 12/01/2017 (Putable on 02/07/2011) (a)	935,000
	Las Cruces Industrial Development Revenue, Parkview Metal Products, VRDN (LOC: JPMorgan Chase Bank)
2,865,000	0.700%, 06/01/2022 (Putable on 02/07/2011) (a)	2,865,000

		3,800,000

New York-1.7%
	Albany Industrial Development Agency, Albany History Institute-Series A, VRDN (LOC: KeyBank N.A.)
2,075,000	0.950%, 06/01/2019 (Putable on 02/07/2011) (a)	2,075,000
	Guilderland Industrial Development Agency, Multi-Mode-Wildwood-Series A, VRDN (LOC: KeyBank N.A.)
1,700,000	0.750%, 07/01/2032 (Putable on 02/07/2011) (a)	1,700,000
	Monroe County Industrial Development Agency, Hillside Children’s Center, VRDN (LOC: KeyBank N.A.)
2,490,000	0.750%, 08/01/2018 (Putable on 02/07/2011) (a)	2,490,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN
915,000	1.500%, 08/01/2017 (Putable on 02/07/2011) (a)	915,000

	Otsego County Industrial Development Agency, Templeton Foundation-Series A, VRDN (LOC: KeyBank N.A.)
1,415,000	0.750%, 06/01/2027 (Putable on 02/07/2011) (a)	1,415,000

		8,595,000

North Carolina-0.8%
	Martin County Industrial Facilities & Pollution Control Financing Authority, Industrial Develponment-Penco Products, VRDN (LOC: KeyBank N.A.)
4,000,000	1.000%, 09/01/2022 (Putable on 02/07/2011) (a)	4,000,000

Ohio-3.6%
	Bellevue Hospital Facilities, Bellevue Hospital, VRDN (LOC: Fifth Third Bank)
1,900,000	0.610%, 08/01/2033 (Putable on 02/07/2011) (a)	1,900,000
	Clermont County Health Care Facilities, Sem Haven, Inc., VRDN (LOC: Fifth Third Bank)
1,790,000	0.610%, 11/01/2025 (Putable on 02/07/2011) (a)	1,790,000
	Cuyahoga County Civic Facilities, Fairfax Development Corp., VRDN (LOC: KeyBank N.A.)
3,920,000	0.750%, 06/01/2022 (Putable on 02/07/2011) (a)	3,920,000
	Geauga County Revenue, South Franklin Circle-Series B, VRDN (LOC: KeyBank N.A.)
2,500,000	0.600%, 09/01/2042 (Putable on 02/01/2011) (a)	2,500,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,870,000	0.830%, 06/01/2018 (Putable on 02/07/2011) (a)	2,870,000
	State Water Development Authority Pollution Control Facilities, FirstEnergy Nuclear-Series B, VRDN (LOC: Wells Fargo Bank N.A.)
2,800,000	0.270%, 12/01/2033 (Putable on 02/01/2011) (a)	2,800,000
	Summit County Port Authority Facilities, KB Compost Services, Inc., VRDN (LOC: PNC Bank N.A.)
2,625,000	0.480%, 04/01/2021 (Putable on 02/07/2011) (a)	2,625,000

		18,405,000

Oklahoma-0.2%
	Claremore Industrial & Redevelopment Authority, Whirlwind Steel Buildings, VRDN (LOC: JPMorgan Chase Bank)
1,100,000	0.700%, 09/01/2016 (Putable on 02/07/2011) (a)	1,100,000

Oregon-1.9%
	Portland Housing Authority, Floyd Light, VRDN (LOC: Bank of America N.A.)
1,400,000	0.560%, 12/01/2027 (Putable on 02/07/2011) (a)	1,400,000
	State Economic Development Revenue, McFarland Cascade-Series 175, VRDN (LOC: U.S. Bank N.A.)
2,200,000	0.310%, 11/01/2016 (Putable on 02/07/2011) (a)	2,200,000
	State Economic Development Revenue, YoCream, VRDN (LOC: KeyBank N.A.)
5,950,000	0.750%, 02/01/2037 (Putable on 02/07/2011) (a)	5,950,000

		9,550,000

Pennsylvania-4.9%
	Allentown Commercial & Industrial Development Authority, Diocese of Allentown, VRDN (LOC: Wells Fargo Bank N.A.)
3,000,000	0.270%, 12/01/2029 (Putable on 02/01/2011) (a)	3,000,000
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.440%, 09/01/2032 (Putable on 02/07/2011) (a)	2,200,000
	Bucks County Industrial Development Authority, Grand View Hospital-Series A, VRDN (LOC: TD Bank N.A.)
2,500,000	0.260%, 07/01/2034 (Putable on 02/07/2011) (a)	2,500,000

	Higher Educational Facilities Authority, Holly Family College-Series A, VRDN (LOC: TD Bank N.A.)
1,500,000	0.280%, 12/01/2032 (Putable on 02/07/2011) (a)	1,500,000
	Philadelphia Authority for Industrial Development, Gift of Life Donor Program, VRDN (LOC: TD Bank N.A.)
7,700,000	0.280%, 12/01/2034 (Putable on 02/07/2011) (a)	7,700,000
	Philadelphia Tax & Revenue Anticipation Notes-Series A (CS: Philadelphia, PA GO)
8,000,000	2.000%, 06/30/2011	8,042,162

		24,942,162

Rhode Island-0.6%
	Providence Housing Authority, Cathedral Square-Series A, VRDN (LOC: Bank of America N.A.)
2,340,000	0.830%, 09/01/2030 (Putable on 02/01/2011) (a)	2,340,000
	Providence Housing Authority, Cathedral Square-Series B, VRDN (LOC: Bank of America N.A.)
735,000	0.830%, 09/01/2017 (Putable on 02/01/2011) (a)	735,000

		3,075,000

South Carolina-1.1%
	State Jobs-Economic Development Authority, Franco Manufacturing Co., Inc., VRDN (LOC: Bank of America N.A.)
3,980,000	0.560%, 05/01/2019 (Putable on 02/07/2011) (a)	3,980,000
	State Jobs-Economic Development Authority, Supreme Machined Products Co., VRDN (LOC: Bank of America N.A.)
1,800,000	0.560%, 06/01/2015 (Putable on 02/07/2011) (a)	1,800,000

		5,780,000

Tennessee-1.5%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.610%, 05/01/2036 (Putable on 02/07/2011) (a)	7,500,000

Texas-9.3%
	Dallam County Industrial Development Corp., Cons Dairy Management LLC, VRDN (LOC: Wells Fargo Bank N.A.)
2,100,000	0.640%, 01/01/2027 (Putable on 02/07/2011) (a)	2,100,000
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Wells Fargo Bank N.A.)
2,600,000	0.640%, 07/01/2037 (Putable on 02/07/2011) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.510%, 01/01/2026 (Putable on 02/07/2011) (a)	3,250,000
	Harris County Cultural Education Facilities Finance Corp., Greater Houston YMCA-Series D, VRDN (LOC: Compass Bank)
5,000,000	0.800%, 06/01/2038 (Putable on 02/01/2011) (a)	5,000,000
	Harris County Health Facilities Development Corp., Baylor College of Medicine-Series A1, VRDN (LOC: Wells Fargo Bank N.A.)
4,880,000	0.270%, 11/15/2047 (Putable on 02/01/2011) (a)	4,880,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.440%, 04/01/2033 (Putable on 02/01/2011) (a)	5,600,000
	Tarrant County Health Facilities Development Corp., Cumberland Rest, Inc., VRDN (LOC: HSH Nordbank AG)
4,480,000	1.230%, 08/15/2036 (Putable on 02/01/2011) (a)	4,480,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
14,895,000	0.940%, 06/01/2038 (Putable on 02/07/2011) (a)	14,895,000

	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
4,605,000	0.940%, 06/01/2031 (Putable on 02/07/2011) (a)	4,605,000

		47,410,000

Vermont-5.1%
	Economic Development Authority, Hazelett Strip-Casting, VRDN (LOC: KeyBank N.A.)
1,825,000	0.830%, 12/01/2012 (Putable on 02/07/2011) (a)	1,825,000
	Housing Finance Agency-Series 26, VRDN (CS: Assured Guaranty; LOC, SPA: TD Bank N.A.)
13,450,000	0.430%, 05/01/2037 (Putable on 02/07/2011) (a)	13,450,000
	Housing Finance Agency-Series A, VRDN (CS: Assured Guaranty; LOC, SPA: DEXIA Credit Local)
10,800,000	0.430%, 05/01/2037 (Putable on 02/07/2011) (a)	10,800,000

		26,075,000

Virginia-0.6%
	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, inc., VRDN (LOC: Bank of America N.A.)
3,000,000	0.800%, 01/01/2017 (Putable on 02/07/2011) (a)	3,000,000

Washington-6.6%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
1,250,000	0.640%, 10/01/2016 (Putable on 02/07/2011) (a)	1,250,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: KeyBank N.A.)
1,400,000	1.250%, 08/01/2033 (Putable on 02/07/2011) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: KeyBank N.A.)
1,110,000	1.250%, 11/01/2023 (Putable on 02/07/2011) (a)	1,110,000
	Economic Development Finance Authority, Wesmat Co., Inc.-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.490%, 07/01/2032 (Putable on 02/07/2011) (a)	2,745,000
	Health Care Facilities Authority, Kadlec Medical Center-Series B, VRDN (CS: Assured Guaranty; SPA: KeyBank N.A.)
8,800,000	0.800%, 12/01/2036 (Putable on 02/07/2011) (a)	8,800,000
	Port Bellingham Industrial Development Corp., Hempler Foods Group, VRDN (LOC: Bank of Montreal)
6,125,000	0.430%, 07/01/2036 (Putable on 02/07/2011) (a)	6,125,000
	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: KeyBank N.A.)
3,035,000	0.830%, 02/01/2027 (Putable on 02/07/2011) (a)	3,035,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: KeyBank N.A.)
1,350,000	0.440%, 06/01/2040 (Putable on 02/07/2011) (a)	1,350,000
	State Housing Finance Commission, Mirabella-Series A, VRDN (LOC: HSH Nordbank AG)
7,700,000	1.230%, 03/01/2036 (Putable on 02/01/2011) (a)	7,700,000

		33,515,000

Wisconsin-0.6%
	Elkhorn Industrial Development Revenue, Lanco Precision Plus, VRDN (LOC: JPMorgan Chase Bank)
100,000	1.000%, 11/01/2019 (Putable on 02/07/2011) (a)	100,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.700%, 08/01/2026 (Putable on 02/07/2011) (a)	1,000,000
	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
1,200,000	0.630%, 07/01/2021 (Putable on 02/07/2011) (a)	1,200,000

	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.540%, 03/01/2022 (Putable on 02/07/2011) (a)	1,000,000

		3,300,000

	Total Municipal Bonds (Cost $474,254,292)	474,254,292

Shares

Money Market Funds-5.9%
5,043,974	BlackRock Liquidity Funds: MuniCash Portfolio, 0.21%	5,043,974
25,000,466	Western Asset Institutional Tax Free Reserves Fund, 0.26%	25,000,466

	Total Money Market Funds (Cost $30,044,440)	30,044,440

	Total Investments (Cost $504,298,732)-99.0%	504,298,732
	Other Assets in Excess of Liabilities-1.0%	4,978,338

	TOTAL NET ASSETS 100.0%	$509,277,070

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2011.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CS-Credit Support
LIQ-Liquidity Facility
LOC-Letter of Credit
PLC-Public Limited Company
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-100.4%

Alabama-4.7%
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A (SPA: National Rural Utilities Finance)
$5,000,000	0.830%, 11/15/2038 (Putable on 05/16/2011)	$4,999,700
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C (SPA: National Rural Utilities Finance)
2,000,000	0.830%, 12/01/2024 (Putable on 05/16/2011)	2,000,180
	Chatom Industrial Development Board Revenue, Electric-Series A (SPA: National Rural Utilities Finance)
22,500,000	1.200%, 08/01/2037 (Putable on 08/01/2011)	22,500,000
	Cullman Healthcare Authority, Cullman Regional Medical Center-Series A (CS: Cullman Medical Center, Cullman County Healthcare Authority)
550,000	5.000%, 02/01/2011	550,000
	Health Care Authority for Baptist Health-Series A (CS: Baptist Health)
5,795,000	6.125%, 11/15/2036 (Putable on 05/15/2012)	5,968,734
	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN (LOC: Regions Bank)
1,660,000	2.900%, 04/01/2016 (Putable on 02/07/2011) (a)	1,660,000
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co.- Barry Plant (CS: Alabama Power Co.)
20,000,000	1.000%, 07/15/2034 (Putable on 08/16/2011)	20,069,600
	Montgomery Alpha Special Care Facilities Financing Authority, Mizell Memorial Hospital, Inc., VRDN (LOC: Regions Bank)
4,750,000	4.000%, 02/11/2011 (a)	4,750,000
	Montgomery Industrial Development Board Revenue, Kinpak, Inc., VRDN (LOC: Regions Bank)
425,000	4.000%, 03/01/2012 (a)	425,000
2,480,000	4.000%, 06/01/2017 (Putable on 02/07/2011) (a)	2,480,000

		65,403,214

Arizona-1.6%
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project
8,200,000	1.240%, 09/01/2024	8,200,820
	Coconino County Pollution Control Corp. Revenue, Arizona Public Services Navajo-Series A (CS: Arizona Public Service Corp.)
4,120,000	3.625%, 10/01/2029 (Putable on 07/13/2013)	4,090,006
	Flagstaff, Aspen Place Sawmill Improvement District (CS: Flagstaff Arizona Revenue)
500,000	5.000%, 01/01/2013	501,575
	Maricopa County Pollution Control Corp., Arizona Public Services Co.-Series B (CS: Arizona Public Service Corp.)
3,300,000	5.500%, 05/01/2029 (Putable on 05/01/2012)	3,407,250
	Navajo County Pollution Control Corp.-Series A (CS: Arizona Public Service Corp.)
6,000,000	5.000%, 06/01/2034 (Putable on 06/01/2012)	6,189,720

		22,389,371

Arkansas-2.5%
	Baxter County Revenue, Baxter County Hospital (CS: Baxter County Regional Hospital, Inc.)
1,000,000	3.000%, 09/01/2011	1,003,980
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
5,295,000	2.100%, 06/01/2033 (Putable on 02/07/2011) (a)	5,295,000

	Pulaski County Public Facilities Board Revenue, Chapelridge, VRDN (LOC: Regions Bank)
5,425,000	2.800%, 03/01/2032 (Putable on 02/07/2011) (a)	5,425,000
	Pulaski County Public Facilities Board Revenue, Chapelridge Southwest, VRDN (LOC: Regions Bank)
6,350,000	2.750%, 11/01/2034 (Putable on 02/07/2011) (a)	6,350,000
	Pulaski County Public Facilities Board Revenue, Valley Heights Apartments II- Series C, VRDN (LOC: Regions Bank)
4,350,000	2.800%, 04/01/2040 (Putable on 02/07/2011) (a)	4,350,000
	State Development Finance Authority, Capri Apartments-Series F, VRDN (LOC: Regions Bank)
5,200,000	2.800%, 10/01/2030 (Putable on 02/07/2011) (a)	5,200,000
	State Development Finance Authority, Chapelridge Benton-Series C, VRDN (LOC: Regions Bank)
7,500,000	2.750%, 06/01/2032 (Putable on 02/07/2011) (a)	7,500,000

		35,123,980

California-11.1%
	Alameda Public Finance Authority Revenue, Harbor Bay-Series A (CS: Alameda Public Finance Authority)
800,000	4.000%, 09/02/2011	811,600
	Bay Area Government Association, Acceleration Notes (CS: XLCA)
790,000	5.000%, 08/01/2013	790,000
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty)
9,825,000	1.540%, 11/01/2036 (d)	9,825,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty)
2,050,000	1.540%, 11/01/2036 (d)	2,050,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty)
14,975,000	1.650%, 11/01/2036 (d)	14,975,000
	Pittsburg Public Financing Authority Water Revenue, VRDN (LOC: Allied Irish Bank PLC)
15,975,000	4.400%, 06/01/2035 (Putable on 02/07/2011) (a)	15,975,000
	Sacramento County Certificates (CS: Sacramento County)
3,410,000	5.000%, 02/01/2011	3,410,000
	State Revenue Anticipation Notes-Series A-1
5,000,000	3.000%, 05/25/2011	5,028,300
	State Revenue Anticipation Notes-Series A-2
25,000,000	3.000%, 06/28/2011	25,177,000
	State Housing Finance Agency Revenue, Multifamily Housing-Series A, VRDN (CS: Assured Guaranty)
300,000	4.050%, 02/01/2034 (Putable on 02/07/2011) (a)	300,000
	State Municipal Finance Authority Revenue, Vacaville Christian Schools, VRDN (LOC: Allied Irish Bank PLC)
15,785,000	3.270%, 08/01/2037 (Putable on 02/07/2011) (a)	15,785,000
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc.- Series A (CS: Republic Services, Inc., California Pollution Control)
25,500,000	1.000%, 08/01/2023 (Putable on 05/01/2011)	25,500,000
	Statewide Communities Development Authority Solid Waste Facilities Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
3,750,000	1.875%, 04/01/2011	3,746,700
	Twin Rivers Unified School District, School Facilities Boarding Program (CS: Assured Guaranty)
10,000,000	3.500%, 06/01/2027 (Putable on 05/31/2013)	10,000,200
5,000,000	3.500%, 06/01/2035 (Putable on 05/01/2013)	5,000,100

	Washington Township Health Care District Revenue-Series A (CS: Washington, California Health Care Authority)
125,000	4.500%, 07/01/2011	126,877
	Watereuse Finance Authority Revenue, VRDN (CS: Assured Guaranty; SPA: DEPFA Bank PLC)
15,095,000	3.750%, 05/01/2028 (Putable on 02/07/2011) (a)	15,095,000

		153,595,777

Colorado-0.9%
	Denver City & County Airport Revenue-Series A (CS: AMBAC)
6,520,000	6.000%, 11/15/2011	6,548,688
	Denver City & County Airport Revenue-Subseries A3 (CS: Assured Guaranty)
1,900,000	5.000%, 11/15/2032 (Putable on 05/15/2011)	1,921,033
	Denver City & County Airport Revenue-Subseries A4
3,000,000	5.250%, 11/15/2032 (Putable on 05/15/2011)	3,035,760
	E-470 Public Highway Authority Revenue-Series A-2 (CS: MBIA)
1,000,000	5.000%, 09/01/2039 (Putable on 09/01/2011)	1,015,680

		12,521,161

Connecticut-0.8%
	State Development Authority, Light & Power-Series A
5,000,000	1.400%, 05/01/2031 (Putable on 04/01/2011)	5,000,000
	State Health & Educational Facilities Authority Revenue, Kingswood-Oxford School-Series B, VRDN (LOC: Allied Irish Bank PLC)
5,765,000	4.000%, 07/01/2030 (Putable on 02/07/2011) (a)	5,765,000

		10,765,000

Florida-7.7%
	Arcadia Housing Authority, Arcadia Oaks Associated, Ltd. (CS: TransAmerica Life Insurance Co.)
1,000,000	4.250%, 01/01/2012	1,000,550
	Broward County Housing Finance Authority, Golf View Gardens Apartments, VRDN (LOC: Regions Bank)
7,920,000	4.250%, 11/01/2043 (Putable on 02/07/2011) (a)	7,920,000
	Cape Coral Water & Sewer Revenue (CS: Cape Coral Water & Sewer)
4,820,000	6.000%, 10/01/2011	4,939,391
	Citizens Property Insurance Corp., Senior Secured High Risk Notes-Series A (CS: MBIA)
1,700,000	5.000%, 03/01/2011	1,705,576
	Citizens Property Insurance Corp., Senior Secured High Risk Notes-Series A-2 (CS: Citizens Property Insurance Corp.)
48,000,000	2.000%, 04/21/2011	48,155,520
	Eustis Multi-Purpose Revenue, Series A (LOC: SunTrust Bank)
3,005,000	1.110%, 12/01/2027 (Putable on 02/07/2011) (a)	3,005,000
	Jackson County Industrial Revenue, Ice River Springs, VRDN (LOC: Regions Bank)
7,895,000	2.750%, 07/01/2023 (Putable on 02/07/2011) (a)	7,895,000
	Lee County Housing Finance Authority Revenue, Heron Pond Apartments, VRDN (LOC: Regions Bank)
5,305,000	4.250%, 12/01/2043 (Putable on 02/07/2011) (a)	5,305,000
	Lee County Solid Waste Systems (CS: MBIA)
5,000,000	5.625%, 10/01/2012	5,122,650
	Marion County Industrial Development Authority Revenue, Capris Furniture Industries, Inc., VRDN (LOC: SunTrust Bank)
1,320,000	1.160%, 02/01/2025 (Putable on 02/07/2011) (a)	1,320,000

	Marion County Industrial Development Authority Revenue, ESD Waste 2 Water, Inc., VRDN (LOC: SunTrust Bank)
1,500,000	1.160%, 10/01/2026 (Putable on 02/07/2011) (a)	1,500,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
10,000,000	5.400%, 08/01/2023 (Putable on 08/01/2011)	10,148,500
	Miami-Dade County State Aviation-Series C (CS: MBIA)
5,185,000	5.250%, 10/01/2012	5,199,933
	North Sumter County Utility Dependent District Revenue
370,000	3.000%, 10/01/2011	371,998
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
900,000	2.750%, 12/01/2016 (Putable on 02/07/2011) (a)	900,000
	State Housing Finance Corp. Revenue, Stuart Pointe Apartments-Series B-3, VRDN (LOC: SunTrust Bank)
1,210,000	1.300%, 04/01/2034 (Putable on 02/07/2011) (a)	1,210,000
	University Athletic Association, Inc. (LOC: SunTrust Bank)
320,000	3.750%, 10/01/2027 (Putable on 10/01/2011)	325,139

		106,024,257

Georgia-2.6%
	Albany-Dougherty County Hospital Authority Revenue, Anticipation Certificates, Phoebe- Series B, VRDN (LOC: Regions Bank)
3,200,000	1.640%, 09/01/2032 (Putable on 02/02/2011) (a)	3,200,000
	Burke County Development Authority Pollution Control Revenue, Oglethorpe Power Co. (LOC: TD Bank N.A.)
3,000,000	4.750%, 01/01/2040 (Putable on 04/01/2011)	3,018,990
	DeKalb County Housing Authority, Stone Mill Run Apartments, VRDN (LOC: Regions Bank)
1,310,000	2.900%, 08/01/2027 (Putable on 02/07/2011) (a)	1,310,000
	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,300,000	2.900%, 12/01/2021 (Putable on 02/07/2011) (a)	1,300,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
11,900,000	1.400%, 03/01/2041 (Putable on 02/07/2011) (a)	11,900,000
	Liberty County Industrial Authority, HY Sil Manufacturing Co., Inc.-Series A, VRDN (LOC: SunTrust Bank)
1,380,000	1.160%, 03/01/2016 (Putable on 02/07/2011) (a)	1,380,000
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
14,045,000	2.000%, 10/01/2028 (Putable on 02/07/2011) (a)	14,045,000

		36,153,990

Illinois-10.8%
	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment, VRDN (LOC: Fifth Third Bank)
26,760,000	1.500%, 12/01/2023 (Putable on 02/07/2011) (a)	26,760,000
	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Allied Irish Bank PLC)
4,805,000	3.280%, 08/15/2031 (Putable on 02/07/2011) (a)	4,805,000
	Harvard Multifamily Housing Revenue, Northfield Court, VRDN (LOC: Fifth Third Bank)
7,350,000	1.100%, 12/01/2025 (Putable on 02/07/2011) (a)	7,350,000
	Rockford Revenue, Wesley Willows Obligation, VRDN (LOC: M&I Bank)
12,650,000	1.500%, 04/01/2032 (Putable on 02/02/2011) (a)	12,650,000
20,795,000	1.500%, 04/01/2037 (Putable on 02/02/2011) (a)	20,795,000

	Springfield Airport Authority, Allied-Signal Inc., VRDN
4,400,000	6.500%, 09/01/2018 (Putable on 02/07/2011) (a)	4,400,000
	State Finance Authority Revenue, Provena Health-Series A (CS: Provena Health)
1,000,000	5.000%, 05/01/2011	1,006,140
	State Finance Authority Solid Waste Revenue, Disposal-Air Products & Chemicals, VRDN
5,700,000	1.500%, 12/01/2040 (Putable on 02/02/2011) (a)	5,700,000
	State General Obligation Bond Unlimited (CS: State of Illinois)
15,000,000	3.000%, 05/20/2011	15,067,200
	State General Obligation Bond Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
30,000,000	3.250%, 10/01/2033 (Putable on 02/07/2011) (a)	30,000,000
	State General Obligation Certificates
21,000,000	3.000%, 04/15/2011	21,065,730

		149,599,070

Indiana-3.1%
	Columbus Industrial Revenue, Mill Division, VRDN (LOC: SunTrust Bank)
6,750,000	1.160%, 05/01/2015 (Putable on 02/07/2011) (a)	6,750,000
	State Finance Authority Economic Development Revenue, Republic Services, Inc.-Series A
18,250,000	2.500%, 05/01/2034 (Putable on 03/01/2011)	18,249,635
	State Finance Authority Revenue, Marion General Hospital-Series A, VRDN (LOC: Regions Bank)
18,370,000	2.000%, 07/01/2035 (Putable on 02/07/2011) (a)	18,370,000

		43,369,635

Iowa-0.7%
	State Finance Authority Educational Facilities Revenue, Holy Family Catholic Schools, VRDN (LOC: Allied Irish Bank PLC)
10,000,000	3.500%, 03/01/2036 (Putable on 02/02/2011) (a)	10,000,000

Kansas-0.3%
	Topeka Multifamily Housing Refunding, Fleming Court, VRDN (LOC: M&I Bank)
3,425,000	2.540%, 12/01/2028 (Putable on 02/07/2011) (a)	3,425,000

Kentucky-0.9%
	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer (LOC: PNC Bank N.A.)
2,135,000	2.000%, 08/01/2016 (Putable on 08/01/2011)	2,135,000
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN
3,650,000	1.250%, 08/15/2023 (a)	3,650,000
	Wilmore Industrial Building Revenue, Asbury Theological, VRDN (LOC: Regions Bank)
6,810,000	2.000%, 08/01/2031 (Putable on 02/07/2011) (a)	6,810,000

		12,595,000

Louisiana-7.0%
	Caddo-Bossier Parishes Port Commission, Oakley Louisiana Co., VRDN (LOC: Regions Bank)
2,980,000	2.850%, 01/01/2028 (Putable on 02/07/2011) (a)	2,980,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., VRDN (LOC: Regions Bank)
1,625,000	3.600%, 04/01/2023 (Putable on 02/07/2011) (a)	1,625,000
	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN (CS: Sara Lee Corp.)
4,600,000	5.000%, 06/01/2024 (Putable on 02/02/2011) (a)	4,600,000
	Lafayette Economic Development Authority, Stirling Lafayette LLC, VRDN (LOC: Regions Bank)
11,800,000	2.000%, 02/01/2038 (Putable on 02/07/2011) (a)	11,800,000

	North Webster Parish Industrial Development Revenue, CSP, VRDN (LOC: Regions Bank)
2,065,000	4.190%, 09/01/2021 (Putable on 02/07/2011) (a)	2,065,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
2,475,000	2.850%, 12/01/2016 (Putable on 02/07/2011) (a)	2,475,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal-Series A (LOC: Wells Fargo Bank N.A.)
20,000,000	1.200%, 03/15/2025 (Putable on 03/15/2011)	19,999,200
	Saint Tammany Parish Development District Revenue, Rooms To Go Saint Tammany Parish, VRDN (LOC: SunTrust Bank)
4,600,000	0.910%, 07/01/2038 (Putable on 02/04/2011) (a)	4,600,000
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	2.850%, 12/01/2032 (Putable on 02/07/2011) (a)	2,050,000
	State Public Facilities Authority Revenue, Air Products Chemicals Project-Series A, VRDN
20,100,000	1.400%, 08/01/2043 (Putable on 02/02/2011) (a)	20,100,000
	State Public Facilities Authority Revenue, Century Wilshire, Inc. Project, VRDN (LOC: Regions Bank)
8,600,000	2.000%, 02/01/2033 (Putable on 02/07/2011) (a)	8,600,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
2,955,000	1.500%, 07/01/2033 (Putable on 02/07/2011) (a)	2,955,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
1,945,000	1.500%, 07/01/2033 (Putable on 02/07/2011) (a)	1,945,000
	State Public Facilities Authority Revenue, GCGK Investments LLC, VRDN (LOC: Regions Bank)
11,690,000	1.750%, 05/01/2026 (Putable on 02/07/2011) (a)	11,690,000

		97,484,200

Massachusetts-0.8%
	State Development Finance Agency, Waste Management, Inc.-Series B
2,250,000	3.400%, 12/01/2029 (Putable on 12/01/2012)	2,265,435
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-1 (CS: Northeastern University)
3,500,000	4.125%, 10/01/2037 (Putable on 02/16/2012)	3,597,755
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-2 (CS: Northeastern University)
2,000,000	4.100%, 10/01/2037 (Putable on 04/19/2012)	2,063,700
	State Health & Educational Facilities Authority Revenue, Springfield College (CS: Springfield College)
760,000	3.000%, 10/15/2011	764,659
	State Health & Educational Facilities Authority Revenue, Winchester Hospital (CS: Winchester Hospital)
1,715,000	2.500%, 07/01/2011	1,714,331

		10,405,880

Michigan-5.4%
	Kalamazoo Hospital Finance Authority Revenue, Bronson Methodist (CS: Assured Guaranty, Bronson Methodist)
1,520,000	2.500%, 05/15/2011	1,525,806
	State Finance Authority, Government Loan Program-Series D (CS: Michigan State Finance Authority)
500,000	3.000%, 06/01/2011	501,300
	State Finance Authority, State Aid-Series E (CS: Detroit CSD)
17,000,000	4.750%, 08/22/2011	17,022,440

	State Housing Development Authority Revenue-Series A, VRDN (CS: Assured Guaranty, SPA: DEPFA Bank PLC)
29,800,000	1.650%, 04/01/2040 (Putable on 02/07/2011) (a)	29,800,000
	State Municipal Bond Authority, Aid Revenue Notes-Series B (CS: Detroit CSD)
2,500,000	5.000%, 03/21/2011	2,506,125
	State Strategic Fund Limited Obligations Revenue, Detroit Education Court (CS: Detroit Edison Co.)
3,000,000	3.050%, 08/01/2024 (Putable on 12/03/2012)	3,037,950
	State Strategic Fund Limited Obligation Revenue, Father Gabriel High School Project, VRDN (LOC: Allied Irish Bank)
12,120,000	3.280%, 05/01/2032 (Putable on 02/07/2011) (a)	12,120,000
	State Strategic Fund Limited Obligation Revenue, Industrial Development Bank Real Estate Project, VRDN (LOC: Fifth Third Bank)
1,730,000	2.000%, 12/01/2023 (Putable on 02/07/2011) (a)	1,730,000
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: JPMorgan Chase Bank)
800,000	1.100%, 05/01/2018 (Putable on 02/07/2011) (a)	800,000
	State Strategic Fund Limited Obligation Revenue, Taylor Building Products, Inc. (LOC: PNC Bank N.A.)
2,000,000	2.875%, 09/15/2030 (Putable on 03/15/2011)	2,000,000
	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc., VRDN (LOC: JPMorgan Chase Bank)
300,000	1.100%, 09/01/2016 (Putable on 02/07/2011) (a)	300,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	1,482,285
1,910,000	4.625%, 12/01/2012	1,975,418

		74,801,324

Minnesota-0.0%*
	Rochester Health Care Facilities Revenue, Olmsted Medical Center (CS: Rochester Health Care Facilities)
200,000	2.500%, 07/01/2011	199,784

Mississippi-1.6%
	State Business Finance Corp., Best Buy Plaza LP, VRDN (LOC: Regions Bank)
6,560,000	2.000%, 09/01/2033 (Putable on 02/07/2011) (a)	6,560,000
	State Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project
2,900,000	1.750%, 03/01/2029 (Putable on 09/01/2011)	2,897,825
	State Business Finance Corp., Tri-State Truck Center, Inc. Project, VRDN (LOC: Regions Bank)
5,400,000	2.100%, 03/01/2033 (Putable on 02/07/2011) (a)	5,400,000
	State Home Corp. Multifamily Housing Authority Revenue, Chapel Ridge Apartments, VRDN (LOC: Regions Bank)
6,050,000	2.800%, 05/01/2031 (Putable on 02/07/2011) (a)	6,050,000
	State Hospital Equipment & Facilities Authority Revenue, Baptist Health System, Inc. (CS: Mississippi Baptist Health Systems, Inc.)
750,000	5.000%, 08/15/2011	762,150

		21,669,975

Missouri-1.5%
	Branson Creek Community Improvement District, Special Assessment, VRDN (LOC: Union Planter Bank)
10,950,000	3.250%, 03/01/2022 (Putable on 02/07/2011) (a)	10,950,000
	Saint Charles County Industrial Development Authority Industrial Revenue, Newco Enterprises Project-Series A, VRDN (LOC: M&I Bank)
4,770,000	2.370%, 12/01/2029 (Putable on 02/07/2011) (a)	4,770,000

	Saint Louis County Industrial Development Authority, Metal Products, VRDN (LOC: M&I Bank)
2,725,000	2.470%, 02/01/2023 (Putable on 02/07/2011) (a)	2,725,000
	Springfield Industrial Development Authority, Edco Group, Inc., VRDN (LOC: M&I Bank)
2,500,000	2.370%, 10/01/2027 (Putable on 02/07/2011) (a)	2,500,000

		20,945,000

Multi-State-0.2%
	Theop, LLC, ARN (CS: American Housing Foundation)
4,700,000	0.522%, 01/01/2039 (c)(d)(e)	2,561,500

Nevada-0.1%
	Reno Hospital Revenue, Washoe Medical Center-Series C (CS: Assured Guaranty)
750,000	3.000%, 06/01/2011	754,020

New Hampshire-0.5%
	State Business Financing Authority, United Illuminating Co. (CS: United Illuminating Co.)
1,000,000	7.125%, 07/01/2027 (Putable on 02/01/2012)	1,041,920
	State Business Financing Authority, United Illuminating Co.-Series A (CS: United Illuminating Co.)
5,000,000	6.875%, 12/01/2029 (Putable on 02/01/2012)	5,193,450

		6,235,370

New Jersey-2.1%
	Gloucester County Improvement Authority, Waste Management, Inc.-Series A (CS: Waste Management, Inc.)
4,625,000	2.625%, 12/01/2029 (Putable on 12/03/2012)	4,614,640
	Gloucester County Improvement Authority, Waste Management, Inc.-Series B (CS: Waste Management, Inc.)
1,000,000	3.375%, 12/01/2029 (Putable on 12/03/2012)	1,006,440
	Health Care Facilities Finance Authority Revenue, Trinitas Hospital-Series A Convertible (CS: Trintas Hospital)
230,000	4.750%, 07/01/2012	231,113
	Irvington Township, Bond Anticipation Notes (CS: Irvington, NJ)
3,140,000	2.350%, 03/11/2011	3,146,782
	Manchester Utilities Authority Revenue, Temporary Funding Notes (CS: Manchester Utilities Authority)
1,500,000	3.500%, 02/04/2011	1,500,060
	New Brunswick Parking Authority, Transit VLG (CS: New Brunswick Parking Authority)
8,000,000	2.000%, 03/01/2011	8,005,680
	Newark Tax Anticipation Notes-Series H (CS: Newark, NJ)
9,691,000	4.000%, 03/15/2011	9,705,440
	State Housing & Mortgage Finance Agency Revenue, Single Family Housing-Series EE (CS: New Jersey Housing & Mortgage Finance Agency)
720,000	2.750%, 04/01/2011	720,180
	Tobacco Settlement Financing Corp. (CS: Tobacco Settlement Fund)
770,000	5.750%, 06/01/2032	810,841

		29,741,176

New York-1.2%
	New York City Industrial Development Agency Civic Facilities Revenue, Columbia Grammar & Prep., VRDN (LOC: Allied Irish Bank PLC)
4,235,000	4.350%, 12/31/2034 (Putable on 02/07/2011) (a)	4,235,000

	State Dormitory Authority Revenue, Manhattan Marymount (CS: New York State Dormitory Authority)
1,345,000	3.000%, 07/01/2011	1,351,174
	Syracuse General Obligation Anticipation Notes (CS: State Aid Withholding, Syracuse, NY)
10,000,000	1.500%, 06/30/2011	10,019,100
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	454,970

		16,060,244

North Carolina-0.2%
	State Capital Facilities Finance Agency Solid Waste Disposal Revenue, Republic Services, Inc.-Series A, VRDN
3,000,000	2.100%, 07/01/2034 (Putable on 03/01/2011) (a)	3,000,060

Ohio-2.7%
	Akron Special Assessment (CS: Akron, OH)
3,000,000	2.500%, 09/30/2011	3,018,840
	Lorain General Obligation, Bond Anticipation Notes-Various Purpose-Series A (CS: Lorain, OH)
1,000,000	3.625%, 09/22/2011	1,003,820
	Marysville Tax Increment Financing Revenue, Bond Anticipation Notes-Coleman-Series A (LOC: Fifth Third Bank)
1,680,000	2.875%, 08/30/2011	1,684,687
	Marysville Tax Increment Financing Revenue, Bond Anticipation Notes-Roadway Improvement-Series B (LOC: Fifth Third Bank)
1,000,000	3.000%, 08/30/2011	1,003,200
	State Air Quality Development Authority, First Energy- Series C (CS: First Energy)
2,485,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,506,520
	State Water Development Authority, First Energy-Series B (CS: First Energy)
2,305,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,324,961
	State Water Development Authority, Pollution Control
20,500,000	2.520%, 04/01/2011	20,500,000
	Steubenville Hospital Revenue, Trinity Health Services (CS: Trinity Health Systems)
500,000	2.000%, 10/01/2011	500,815
	Warrensville Heights, Bond Anticipation Notes (CS: Warrensville Heights, OH)
2,250,000	3.000%, 02/03/2011	2,250,203
	Warrensville Heights, General Obligation Notes, Variable Purpose-Series 3 (CS: Warrensville Heights, OH)
2,875,000	2.500%, 09/09/2011	2,892,883

		37,685,929

Oklahoma-0.0%*
	Cherokee Nation of Oklahoma National Healthcare System-Series 2006 (CS: ACA)
200,000	4.100%, 12/01/2011 (b)	203,078
	Tulsa Airports Improvement Trust Revenue-Series C
355,000	4.000%, 06/01/2011	357,826

		560,904

Oregon-1.1%
	Gilliam County Solid Waste Disposal Authority Revenue, Waste Management, Inc. Project
15,000,000	1.700%, 10/01/2018 (Putable on 09/01/2011)	14,988,750

Pennsylvania-9.0%
	Allegheny County Airport Authority Revenue, Pittsburgh International Airport-Series A (CS: Pittsburgh International Airport)
500,000	4.000%, 01/01/2012	507,660
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center-Series A (CS: University of Pittsburgh Medical Center)
2,500,000	3.000%, 05/15/2011	2,517,600
	Allegheny County Industrial Development Authority Revenue, Longwood Oakmont-Series A, VRDN (LOC: Allied Irish Bank PLC)
24,450,000	4.950%, 07/01/2038 (Putable on 02/02/2011) (a)	24,450,000
	Delaware County Authority Revenue, Elwyn Project (CS: Elwyn, Inc.)
1,100,000	2.500%, 06/01/2011	1,098,812
	Lawrence County Industrial Development Authority Revenue, Villa Maria Project, VRDN (LOC: Allied Irish Bank PLC)
6,195,000	3.250%, 07/01/2033 (Putable on 02/07/2011) (a)	6,195,000
	Philadelphia School District Tax & Revenue Anticipation Notes-Series A (CS: Philadelphia School District)
48,000,000	2.500%, 06/30/2011	48,358,560
	State Economic Development Financing Authority Revenue, Exelon Generation (CS: Exelon Generation)
1,000,000	5.000%, 12/01/2042 (Putable on 06/01/2012)	1,035,970
	State Economic Development Financing Authority Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
2,000,000	2.625%, 12/01/2033 (Putable on 12/03/2012)	1,995,520
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.-Series A (CS: Republic Services, Inc.)
14,000,000	2.000%, 04/01/2019 (Putable on 04/01/2011)	14,000,000
	State Higher Educational Facilities Authority Revenue, Multi-Modal-Drexel University-Series B, VRDN (LOC: Allied Irish Bank PLC)
18,620,000	4.150%, 05/01/2033 (Putable on 02/07/2011) (a)	18,620,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A (LOC: Wells Fargo Bank N.A.)
6,000,000	0.700%, 07/01/2037 (Putable on 07/01/2011)	6,000,000

		124,779,122

Puerto Rico-4.0%
	Commonwealth of Puerto Rico, Bond Anticipation Notes, VRDN (CS: Puerto Rico General Obligation)
7,000,000	1.990%, 04/07/2011 (Putable on 02/04/2011) (a)(b)	6,981,870
	Public Finance Corp., Commonwealth-Series A (CS: FGIC, LOC: Government Development Bank for Puerto Rico)
625,000	5.250%, 08/01/2031 (Putable on 02/01/2012)	634,556
	Public Finance Corp., Commonwealth-Series A (LOC: Government Development Bank for Puerto Rico)
26,500,000	5.750%, 08/01/2027 (Putable on 02/01/2012)	27,033,445
	Sales Tax Financing Corp.-Series A
20,000,000	5.000%, 08/01/2039 (Putable on 08/01/2011)	20,459,000

		55,108,871

South Carolina-0.4%
	State Jobs-Economic Development Authority Revenue, Goglanian Bakeries, Inc., VRDN (CS: Zions First National Bank, LOC: Bank of America N.A.)
5,600,000	2.290%, 12/01/2029 (Putable on 02/07/2011) (a)	5,600,000

Tennessee-1.5%
	Lewisburg Industrial Development Board, Waste Management, Inc. (CS: Waste Management, Inc.)
2,250,000	2.500%, 07/01/2012	2,242,237

	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Summerwind Apartments Project, VRDN (LOC: Regions Bank)
3,035,000	4.250%, 12/01/2040 (Putable on 02/07/2011) (a)	3,035,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,415,000	2.850%, 06/01/2034 (Putable on 02/07/2011) (a)	3,415,000
	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments, VRDN (LOC: Regions Bank)
4,705,000	2.800%, 03/01/2040 (Putable on 02/07/2011) (a)	4,705,000
	Springfield Health & Educational Facilities Board Revenue, Northcrest Medical Center Project, VRDN (LOC: Regions Bank)
6,270,000	2.000%, 08/01/2033 (Putable on 02/07/2011) (a)	6,270,000
	Wilson County Industrial Development Board, Rock Tennessee Converting Co., VRDN (LOC: SunTrust Bank)
1,700,000	1.160%, 07/01/2035 (Putable on 02/07/2011) (a)	1,700,000

		21,367,237

Texas-4.6%
	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese-Series A (CS: Capital Area Cultural Education Facilities)
410,000	4.000%, 04/01/2011	410,804
	Coastal Bend Health Facilities Development Corp., Christus Health-Subseries B-2, ARN (CS: Assured Guaranty)
9,175,000	1.430%, 07/01/2031 (d)	9,175,000
	Gulf Coast Industrial Development Authority Revenue, Cinergy Solutions, VRDN (CS: Duke Power)
6,000,000	1.250%, 05/01/2039 (Putable on 02/07/2011) (a)	6,000,000
	Harris County Cultural Education Facilities Finance Corp., Greater Houston YMCA-Series B, VRDN (LOC: Allied Irish Bank PLC)
12,000,000	3.500%, 06/01/2038 (Putable on 02/02/2011) (a)	12,000,000
	Harris County Cultural Education Facilities Finance Corp., Greater Houston YMCA-Series E, VRDN (LOC: Regions Bank)
14,000,000	2.250%, 06/01/2038 (Putable on 02/02/2011) (a)	14,000,000
	Harris County Health Facilities Development Corp., Christus Health-Series A-3, VRDN (CS: Assured Guaranty)
1,900,000	1.430%, 07/01/2031 (a)(d)	1,900,000
	Houston Airport Systems Revenue, Subordinated Lien-Series A (CS: Assured Guaranty)
1,000,000	5.875%, 07/01/2012	1,004,120
	Lufkin Health Facilities Development Corp., Memorial Health System of East Texas (CS: Memorial Health System of East Texas)
500,000	3.500%, 02/15/2011	499,985
	Matagorda County Navigation District No. 1, AEP Texas Central Co. (CS: American Electric Power)
1,000,000	5.125%, 06/01/2030 (Putable on 06/01/2011)	1,009,220
	Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.-Series A
5,700,000	1.850%, 01/01/2020 (Putable on 04/01/2011)	5,700,000
	Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue, Air Products Project, VRDN
5,685,000	1.400%, 05/01/2040 (Putable on 02/02/2011) (a)	5,685,000
	Sabine River Industrial Development Authority, Northeast Texas-NRU-84Q, VRDN
400,000	1.200%, 08/15/2014 (Putable on 02/07/2011) (a)	400,000
	State Transportation Commission, First Tier (CS: North Texas Tollway)
5,800,000	5.000%, 08/15/2042 (Putable on 02/15/2011)	5,805,742

		63,589,871

Virgin Islands-0.0%*
	Water & Power Authority Revenue-Series A (CS: Virgin Islands Water & Power Authority)
425,000	4.000%, 07/01/2011	428,719

Virginia-3.8%
	Alexandria Industrial Development Authority, American Association for the Study of Liver Diseases, VRDN (LOC: SunTrust Bank)
3,500,000	1.110%, 08/01/2036 (Putable on 02/07/2011) (a)	3,500,000
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
42,000,000	4.400%, 12/31/2047 (Putable on 02/07/2011) (a)	42,000,000
	Louisa Industrial Development Authority, Electric & Power Co.-Series A
5,000,000	1.375%, 04/01/2022 (Putable on 04/01/2011)	5,000,550
2,000,000	1.375%, 09/01/2030 (Putable on 04/01/2011)	2,000,220

		52,500,770

Washington-1.8%
	King County Housing Authority, YWCA Family Village-Issaquah (CS: County Guaranteed)
700,000	2.400%, 01/01/2013	701,127
	State Economic Development Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc.
20,000,000	1.000%, 11/01/2030 (Putable on 09/01/2011)	19,924,600
4,545,000	1.750%, 06/01/2020 (Putable on 09/01/2011)	4,527,865

		25,153,592

Wisconsin-3.0%
	Baraboo Industrial Development Revenue, Teel Plastics, Inc., VRDN (LOC: M&I Bank)
2,300,000	2.470%, 11/01/2042 (Putable on 02/07/2011) (a)	2,300,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: M&I Bank)
1,605,000	2.470%, 12/01/2023 (Putable on 02/07/2011) (a)	1,605,000
	Pewaukee Industrial Development Revenue, Schutzman/Leibl-Series A, VRDN (LOC: M&I Bank)
490,000	2.470%, 06/01/2019 (Putable on 02/07/2011) (a)	490,000
	State Health & Educational Facilities Authority Revenue, Bay Area Medical Center, Inc., VRDN (LOC: M&I Bank)
19,500,000	2.250%, 02/01/2038 (Putable on 02/02/2011) (a)	19,500,000
	State Health & Educational Facilities Authority Revenue, Community Care, Inc., VRDN (LOC: M&I Bank)
1,655,000	2.390%, 09/01/2032 (Putable on 02/07/2011) (a)	1,655,000
	State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc.-Series A (CS: Mercy Alliance, Inc.)
1,250,000	3.000%, 06/01/2011	1,255,750
	State Health & Educational Facilities Authority Revenue, Oakwood-Series B, VRDN (LOC: M&I Bank)
1,800,000	1.880%, 08/15/2030 (Putable on 02/07/2011) (a)	1,800,000
	State Health & Educational Facilities Authority Revenue, Oakwood Village, VRDN (LOC: M&I Bank)
9,580,000	1.880%, 08/15/2028 (Putable on 02/07/2011) (a)	9,580,000
	Whitewater Community Development Authority, Wisconsin Housing Preservation, VRDN (LOC: M&I Bank)
3,575,000	2.290%, 06/01/2042 (Putable on 02/07/2011) (a)	3,575,000

		41,760,750

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.- Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	6.000%, 06/01/2024 (Putable on 02/07/2011) (a)	2,855,000

	Total Municipal Bonds (Cost $1,391,539,468)	1,391,203,503

Shares

Money Market Funds-0.2%
15,635	BlackRock Liquidity Funds: MuniCash Portfolio, 0.21%	15,635
2,200,000	Western Asset Institutional Tax Free Reserves Fund, 0.26%	2,200,000

	Total Money Market Funds (Cost $2,215,635)	2,215,635

	Total Investments (Cost $1,393,755,103)-100.6%	1,393,419,138
	Liabilities in Excess of Other Assets-(0.6)%	(7,965,946)

	TOTAL NET ASSETS 100.0%	$1,385,453,192

Percentages are stated as a percent of net assets.
* Amount is les than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2011.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.1% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.2% of the Fund’s net assets.

(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.9% of the Fund’s net assets.
(e) Private placement.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
AS-Aktieselskab is the Danish term for a stock-based corporation.
CS-Credit Support
FGIC-Federal Guaranty Insurance Co.
LOC-Letter of Credit
MBIA-Municipal Bond Investor Assurance Corp.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note
XLCA-XI Capital Assurance, Inc.

Alpine Income Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of January 31, 2011, the Ultra Short Tax Optimized Income Fund held securities that are fair valued, which comprised 2.9% of the Fund’s net assets.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

	Valuation Inputs
Ultra Short Tax Optimized Income Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Municipal Bonds
Alabama	$—	$65,403,214	$—	$65,403,214
Arizona	—	22,389,371	—	22,389,371
Arkansas	—	35,123,980	—	35,123,980
California	—	153,595,777	—	153,595,777
Colorado	—	12,521,161	—	12,521,161
Connecticut	—	10,765,000	—	10,765,000
Florida	—	106,024,257	—	106,024,257
Georgia	—	36,153,990	—	36,153,990
Illinois	—	149,599,070	—	149,599,070
Indiana	—	43,369,635	—	43,369,635
Iowa	—	10,000,000	—	10,000,000
Kansas	—	3,425,000	—	3,425,000
Kentucky	—	12,595,000	—	12,595,000
Louisiana	—	97,484,200	—	97,484,200
Massachusetts	—	10,405,880	—	10,405,880
Michigan	—	74,801,324	—	74,801,324
Minnesota	—	199,784	—	199,784
Mississippi	—	21,669,975	—	21,669,975
Missouri	—	20,945,000	—	20,945,000
Multi-State	—	—	2,561,500	2,561,500
Nevada	—	754,020	—	754,020
New Hampshire	—	6,235,370	—	6,235,370
New Jersey	—	29,741,176	—	29,741,176
New York	—	16,060,244	—	16,060,244
North Carolina	—	3,000,060	—	3,000,060
Ohio	—	37,685,929	—	37,685,929
Oklahoma	—	560,904	—	560,904
Oregon	—	14,988,750	—	14,988,750
Pennsylvania	—	124,779,122	—	124,779,122
Puerto Rico	—	55,108,871	—	55,108,871
South Carolina	—	5,600,000	—	5,600,000
Tennessee	—	21,367,237	—	21,367,237
Texas	—	63,589,871	—	63,589,871
Virgin Islands	—	428,719	—	428,719
Virginia	—	52,500,770	—	52,500,770
Washington	—	25,153,592	—	25,153,592
Wisconsin	—	41,760,750	—	41,760,750
Wyoming	—	2,855,000	—	2,855,000
Money Market Funds	—	2,215,635	—	2,215,635

Total	$—	$1,390,857,638	$2,561,500	$1,393,419,138

Municipal Money Market Fund *

Municipal Bonds	$—	$474,254,292	$—	$474,254,292
Money Market Funds	—	30,044,440	—	30,044,440

Total	$—	$504,298,732	$—	$504,298,732

*	For detailed sector descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the period depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Ultra Short Tax Optimized Income Fund

Balance as of October 31, 2010	$2,561,500
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2011	$2,561,500

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Ultra Short Tax Optimized Income Fund

Cost of investments	$1,393,755,103
Gross unrealized appreciation	2,161,063
Gross unrealized depreciation	(2,497,028)

Net unrealized depreciation	$(335,965)

Municipal Money Market Fund

Cost of investments	$504,298,732
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	April 1, 2011

By (Signature and Title)*		/s/ Ronald G. Palmer

Ronald G. Palmer, Jr., Chief Financial Officer

Date	April 1, 2011

* Print the name and title of each signing officer under his or her signature.